Share-based compensation - Summary of Weighted Average Assumptions of RSU Plan Units Under Equity Method (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected forfeiture rate	0.50%	0.60%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of units granted (per unit)	$ 1.99	$ 0.55
Expected life of units (years)	1.0	3.0
Expected forfeiture rate		0.60%